Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2022
Debt and Credit Facilities
Schedule of short and long term debt

Short-Term Debt

	December 31	December 31
($ millions)	2022	2021
Commercial paper(1)	2 807	1 284
(1)	The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2022 was 4.93% (December 31, 2021 - 0.33%).

Long-Term Debt

	December 31	December 31
($ millions)	2022	2021
Fixed-term debt(2)(3)
4.50% Notes, due 2022 (US$182)(4)	-	231
2.80% Notes, due 2023 (US$450)	-	569
3.10% Notes, due 2025 (US$550)	-	696
3.00% Series 5 Medium Term Notes, due 2026	115	699
7.875% Debentures, due 2026 (US$275)	381	359
8.20% Notes, due 2027 (US$59)(4)	61	78
7.00% Debentures, due 2028 (US$250)	342	320
3.10% Series 6 Medium Term Notes, due 2029	79	748
5.00% Series 7 Medium Term Notes, due 2030	154	1 247
7.15% Notes, due 2032 (US$500)	676	631
5.35% Notes, due 2033 (US$300)	161	355
5.95% Notes, due 2034 (US$500)	675	630
5.95% Notes, due 2035 (US$600)	268	731
5.39% Series 4 Medium Term Notes, due 2037	279	599
6.50% Notes, due 2038 (US$1 150)	1 553	1 451
6.80% Notes, due 2038 (US$900)	1 235	1 156
6.85% Notes, due 2039 (US$750)	1 013	946
6.00% Notes, due 2042 (US$152)(4)	35	149
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	1 011	945
3.95% Series 8 Medium Term Notes, due 2051	493	493
3.75% Notes, due 2051 (US$750)	1 009	945
Total unsecured long-term debt	9 840	14 278

Lease liabilities(5)	3 012	2 850
Deferred financing costs	(40)	(58)
	12 812	17 070
Current portion of long-term debt and lease liabilities
Lease liabilities	(317)	(310)
Long-term debt	-	(231)
	(317)	(541)
Total long-term lease liabilities	2 695	2 540
Total long-term debt	9 800	13 989
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)	Interest rates range from 0.4% to 13.4% and maturity dates range from 2023 to 2062.

Scheduled principal repayments for leases liabilities, short term debt and long term debt

Scheduled principal repayments as at December 31, 2022 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2023	3 124
2024	264
2025	241
2026	691
2027	244
Thereafter	11 101
15 665

Summary of available and unutilized credit facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2022
Fully revolving and expires in 2026	3 000
Fully revolving and expires in 2025	2 707
Can be terminated at any time at the option of the lenders	1 520
Total credit facilities	7 227
Credit facilities supporting outstanding commercial paper	(2 807)
Credit facilities supporting standby letters of credit	(1 148)
Total unutilized credit facilities(1)	3 272

(1)	Available credit facilities for liquidity purposes at December 31, 2022 decreased to $2.900 billion, compared to $4.247 billion at December 31, 2021.